Schedule of operating and finance lease expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of leased asset	$ 8,148	$ 7,948	$ 8,153
Total lease expenses	134,098	96,916	68,394
General and Administrative Expense [Member]
Lease expenses	123,366	87,692	58,602
Lease expenses - short-term
Amortization of leased asset	8,148	7,948	8,153
Interest Expense [Member]
Interest on lease liabilities	$ 2,584	$ 1,276	$ 1,639